SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the net income (Loss) per share of common stock (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 21, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss) income	$ (5,000,000)	$ 43,875,000		$ (10,438,000)				$ (38,017,000)	$ (17,993,000)	$ (52,556,000)	$ (55,637,000)
Denominator
Weighted average shares of common stock outstanding, basic	138,848,177	37,159,600		138,848,177				138,848,177	138,848,177	138,825,356	126,252,622
Weighted average shares of common stock outstanding, diluted	138,848,177	37,159,600		138,848,177				138,848,177	138,848,177	138,825,356	126,252,622
Net loss per share, basic	$ (0.04)	$ 1.19		$ (0.08)				$ (0.28)	$ (0.13)	$ (0.38)	$ (0.44)
Net loss per share, diluted	$ (0.04)	$ 1.19		$ (0.08)				$ (0.28)	$ (0.13)	$ (0.38)	$ (0.44)
PRIVETERRA ACQUISITION CORP. | Class A member
Numerator:
Allocation of net (loss) income			$ (886,698)		$ 1,493,683	$ (2,264,201)	$ 3,712,398			$ 5,100,276	$ 6,417,873
Denominator
Weighted average shares of common stock outstanding, basic			2,002,272		27,600,000	7,559,570	27,600,000			27,600,000	24,499,726
Weighted average shares of common stock outstanding, diluted			2,002,272		27,600,000	7,559,570	27,600,000			27,600,000
Net loss per share, basic			$ (0.44)		$ 0.05	$ (0.30)	$ 0.13			$ 0.18	$ 0.26
Net loss per share, diluted			$ (0.44)		$ 0.05	$ (0.30)	$ 0.13			$ 0.18
PRIVETERRA ACQUISITION CORP. | Class B common stock
Numerator:
Allocation of net (loss) income			$ (3,055,639)		$ 373,421	$ (2,066,651)	$ 928,099			$ 1,275,069	$ 1,782,958
Denominator
Weighted average shares of common stock outstanding, basic			6,900,000		6,900,000	6,900,000	6,900,000			6,900,000	6,806,301
Weighted average shares of common stock outstanding, diluted			6,900,000		6,900,000	6,900,000	6,900,000			6,900,000	6,806,301
Net loss per share, basic			$ (0.44)		$ 0.05	$ (0.30)	$ 0.13			$ 0.18	$ 0.26
Net loss per share, diluted			$ (0.44)		$ 0.05	$ (0.30)	$ 0.13			$ 0.18	$ 0.26